Junior Subordinated Debentures and Trust Preferred Securities (Details) (USD $)		12 Months Ended						12 Months Ended
	Dec. 31, 2013 Plains Capital item	Dec. 31, 2013 Plains Capital Special-purpose entity, parent not primary beneficiary Debentures Four statutory trusts	Jul. 31, 2001 Plains Capital Special-purpose entity, parent not primary beneficiary Debentures PCC Statutory Trust I	Mar. 26, 2003 Plains Capital Special-purpose entity, parent not primary beneficiary Debentures PCC Statutory Trust II	Sep. 17, 2003 Plains Capital Special-purpose entity, parent not primary beneficiary Debentures PCC Statutory Trust III	Feb. 22, 2008 Plains Capital Special-purpose entity, parent not primary beneficiary Debentures PCC Statutory Trust IV	Dec. 31, 2013 Plains Capital Connecticut item	Dec. 31, 2013 Four statutory trusts Special-purpose entity, parent not primary beneficiary Floating rate preferred securities	Dec. 31, 2013 Four statutory trusts Special-purpose entity, parent not primary beneficiary Common stock
Notes payable
Number of statutory trusts owned by subsidiary	4
Number of statutory trusts owned by subsidiary, which were formed under laws of state of Connecticut							3
Floating rate preferred securities issued by the trusts								$ 65,000,000	$ 2,012,000
Amount			$ 18,042,000	$ 18,042,000	$ 15,464,000	$ 15,464,000
Stated term		30 years
Variable rate basis		3-month LIBOR
Average spread on variable rate basis (as a percent)		3.22%
Average interest rate (as a percent)		3.47%